FIDELITY

(REGISTERED TRADEMARK)

GINNIE MAE
FUND
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


President's   3   Ned Johnson on
Message           investing
                  strategies.

Performance   4   How the fund has
                  done over time.

FUND TALK     7   The manager's
                  review of fund
                  performance,
                  strategy and
                  outlook.

Investment    10  A summary of major
Changes           shifts in the
                  fund's investments
                  over the past six
                  months.

Investments   11  A complete list of
                  the fund's
                  investments with
                  their market
                  values.

Financial     13  Statements of
Statements        assets and
                  liabilities,
                  operations, and
                  changes in net
                  assets,
                  as well as
                  financial
                  highlights.

NOTES         17  Notes to the
                  financial
                  statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
Periods ended   Past   Past   Past    Past
January 31,     6      1      5       10
1998            mont   year   year    year
                hs            s       s

Fidelity        4.03%  8.97%  37.65%  120.36%
Ginnie Mae
Fund

LB GNMA         4.40%  9.75%  41.63%  139.92%

SB GNMA         4.28%  9.30%  41.36%  139.57%

GNMA Funds      4.17%  9.28%  36.27%  119.14%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of both the Lehman Brothers GNMA Index and the Salomon Brothers GNMA Index, both of which are market capitalization weighted indexes of fixed-rate securities issued by the Government National Mortgage Association (GNMA). These securities represent interests in pools of mortgage loans with original terms of 15 and 30 years. To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
Periods ended January   Past   Past   Past
31, 1998                1      5      10
                        year   year   year
                               s      s

Fidelity Ginnie Mae     8.97%  6.60%  8.22%
Fund

LB GNMA                 9.75%  7.21%  9.15%

SB GNMA                 9.30%  7.17%  9.13%

GNMA Funds Average      9.28%  6.38%  8.15%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Ginnie Mae                  LB GNMA
             00015                       LB020
  1988/01/31      10000.00                    10000.00
  1988/02/29      10096.75                    10135.42
  1988/03/31      10076.32                    10048.81
  1988/04/30       9988.02                    10003.57
  1988/05/31       9951.96                     9941.07
  1988/06/30      10164.90                    10232.15
  1988/07/31      10129.11                    10191.97
  1988/08/31      10143.50                    10203.88
  1988/09/30      10345.80                    10466.98
  1988/10/31      10526.64                    10698.53
  1988/11/30      10419.81                    10550.61
  1988/12/31      10364.95                    10492.28
  1989/01/31      10529.83                    10661.63
  1989/02/28      10475.28                    10599.12
  1989/03/31      10487.61                    10612.52
  1989/04/30      10692.33                    10840.80
  1989/05/31      10964.37                    11171.76
  1989/06/30      11258.98                    11484.27
  1989/07/31      11445.91                    11723.56
  1989/08/31      11338.03                    11578.02
  1989/09/30      11364.89                    11651.24
  1989/10/31      11607.63                    11920.59
  1989/11/30      11719.37                    12056.91
  1989/12/31      11800.21                    12138.46
  1990/01/31      11670.91                    12036.37
  1990/02/28      11738.70                    12103.04
  1990/03/31      11761.71                    12134.59
  1990/04/30      11629.48                    12027.14
  1990/05/31      12000.85                    12403.94
  1990/06/30      12169.51                    12595.02
  1990/07/31      12363.02                    12827.76
  1990/08/31      12331.33                    12654.84
  1990/09/30      12407.78                    12752.17
  1990/10/31      12544.99                    12909.61
  1990/11/30      12827.14                    13202.77
  1990/12/31      13039.27                    13422.13
  1991/01/31      13203.43                    13622.73
  1991/02/28      13256.72                    13735.83
  1991/03/31      13349.11                    13834.94
  1991/04/30      13447.99                    13964.70
  1991/05/31      13550.07                    14078.69
  1991/06/30      13566.42                    14105.48
  1991/07/31      13767.56                    14346.56
  1991/08/31      14013.07                    14613.23
  1991/09/30      14219.69                    14870.68
  1991/10/31      14413.21                    15116.22
  1991/11/30      14490.53                    15220.99
  1991/12/31      14808.32                    15575.76
  1992/01/31      14685.50                    15382.90
  1992/02/29      14842.45                    15543.91
  1992/03/31      14755.08                    15455.52
  1992/04/30      14881.23                    15597.49
  1992/05/31      15128.11                    15872.20
  1992/06/30      15297.44                    16066.25
  1992/07/31      15371.69                    16207.03
  1992/08/31      15541.66                    16423.70
  1992/09/30      15653.40                    16569.84
  1992/10/31      15526.87                    16445.73
  1992/11/30      15606.45                    16520.73
  1992/12/31      15800.42                    16729.96
  1993/01/31      16008.97                    16940.39
  1993/02/28      16151.24                    17112.41
  1993/03/31      16239.67                    17206.17
  1993/04/30      16295.25                    17268.97
  1993/05/31      16388.71                    17387.42
  1993/06/30      16549.30                    17528.80
  1993/07/31      16636.24                    17602.61
  1993/08/31      16677.62                    17646.36
  1993/09/30      16678.57                    17661.54
  1993/10/31      16735.59                    17691.90
  1993/11/30      16638.97                    17666.60
  1993/12/31      16766.19                    17830.59
  1994/01/31      16954.88                    17970.77
  1994/02/28      16795.27                    17881.48
  1994/03/31      16373.51                    17398.73
  1994/04/30      16242.55                    17279.68
  1994/05/31      16257.04                    17329.09
  1994/06/30      16202.07                    17303.79
  1994/07/31      16530.92                    17641.30
  1994/08/31      16572.10                    17695.47
  1994/09/30      16341.48                    17446.35
  1994/10/31      16320.50                    17418.67
  1994/11/30      16267.91                    17369.56
  1994/12/31      16431.49                    17562.43
  1995/01/31      16778.31                    17926.13
  1995/02/28      17209.86                    18398.46
  1995/03/31      17295.02                    18488.65
  1995/04/30      17529.39                    18762.46
  1995/05/31      18068.20                    19335.40
  1995/06/30      18172.74                    19466.95
  1995/07/31      18226.23                    19508.02
  1995/08/31      18396.30                    19708.62
  1995/09/30      18577.99                    19901.49
  1995/10/31      18728.96                    20064.59
  1995/11/30      18935.58                    20296.44
  1995/12/31      19159.89                    20557.16
  1996/01/31      19279.53                    20700.32
  1996/02/29      19134.64                    20545.55
  1996/03/31      19094.65                    20493.17
  1996/04/30      19033.64                    20439.60
  1996/05/31      18955.66                    20370.84
  1996/06/30      19167.71                    20638.41
  1996/07/31      19237.47                    20716.09
  1996/08/31      19250.41                    20725.02
  1996/09/30      19539.37                    21072.06
  1996/10/31      19924.54                    21498.26
  1996/11/30      20201.77                    21811.07
  1996/12/31      20090.64                    21694.40
  1997/01/31      20222.20                    21861.07
  1997/02/28      20276.92                    21939.94
  1997/03/31      20068.40                    21723.56
  1997/04/30      20373.95                    22079.82
  1997/05/31      20564.84                    22306.32
  1997/06/30      20814.38                    22570.61
  1997/07/31      21181.84                    22980.15
  1997/08/31      21141.95                    22931.04
  1997/09/30      21394.88                    23235.81
  1997/10/31      21609.24                    23478.08
  1997/11/30      21644.12                    23550.11
  1997/12/31      21838.79                    23762.61
  1998/01/30      22035.91                    23992.08
IMATRL PRASUN   SHR__CHT 19980131 19980319 094130 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Ginnie Mae Fund on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $22,036 - a 120.36% increase on the initial investment. For comparison, look at how the Lehman Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown $23,992 - a 139.92% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers GNMA index rather than the Salomon Brothers GNMA index. The indexes include the same types of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
         Six      Years ended July
         months   31,
         ended
         Januar
         y 31,

         1998     1997               1996  1995  1994  1993

Dividend     3.29%  7.07%   6.58%   7.35%   5.24%   6.42%
return

Capital      0.74%   3.04%  -1.03%   2.91%  -5.87%  1.81%
appreciatio
n return

Total ret    4.03%  10.11%  5.55%   10.26%  -0.63%  8.23%
urn

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD
Periods ended      Past 1       Past 6        Past 1
January 31, 1998   month        months        year

Dividends per      5.83(cents)  35.04(cents)  70.75(cents)
share

Annualized         6.29%        6.41%         6.58%
dividend rate

30-day             6.65%        -             -
annualized yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.92 over the past one month, $10.85 over the past six months and $10.76 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A lack of inflationary pressure
resulted in a favorable investing
climate for bonds during the six
months that ended January 31,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable
investment-grade bond market -
returned 4.90% during this period.
The bond market fared well in the
months of August and September,
spurred on by the continued
strength of the U.S. economy
and a reluctance on the part of the
Federal Reserve Board to raise
interest rates. Global volatility and
historically low interest rates were
the main stories in the last quarter
of 1997. Financial problems in
Asia came to a head in October,
resulting in a "flight to quality."
Wary stock investors sought
investments offering lower
volatility, helping the U.S. bond
market - especially U.S.
Treasuries - surge. The Lehman
Brothers Corporate Bond Index
returned 4.40% for the six months.
Corporate bonds benefited from
continued economic growth and
demand for yield, although they
faltered somewhat in January
1998 as investors feared a
slowdown in demand in Asia
would eat into corporate earnings.
Despite increased prepayment
activity due to lower rates,
mortgage-backed bonds also
fared relatively well, with the
Lehman Brothers
Mortgage-Backed Securities
Index returning 4.45%.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Ginnie Mae Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended January 31, 1998, the fund provided a total return of 4.03%. To get a sense of how the fund did compared to its competitors, the GNMA funds average returned 4.17% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers GNMA Index - which tracks the types of securities in which the fund invests - returned 4.40% for the same six-month period. For the 12-month period that ended January 31, 1998, the fund had a total return of 8.97%. That performance compared to the GNMA funds average's 9.28% return and the Lehman Brothers GNMA Index's 9.75% return.
Q. COULD YOU DESCRIBE YOUR INVESTMENT APPROACH?
A. Sure. A key element of my approach throughout the past year was keeping the fund's duration neutral, or similar to that of the Lehman Brothers GNMA Index. Duration measures how sensitive the fund and the index are to changing interest rates: The longer the fund's duration, the more sensitive its share price is to changing rates, and vice versa. Since I think it is difficult for anyone to predict the future level of interest rates consistently over a meaningful period of time, I position the fund to have no more sensitivity to interest-rate changes than the Ginnie Mae market, as measured by the Lehman Brothers GNMA Index.
Q. WHICH GINNIE MAES DID YOU CHOOSE?
A. Generally speaking, I tried to emphasize Ginnie Mae securities that had only a slight risk of being prepaid before their maturity, and attempted to avoid those that were highly likely to be prepaid. Prepayment of a mortgage security can be a problem for Ginnie Mae bond holders because it means that they may be forced to reinvest the money back into the mortgage market at a time when bond yields are lower. In order to avoid this potentially unpleasant occurrence, I tended to shy away from securities with coupons - which is the interest rate on the mortgage that homeowners promise to pay - of 8.5% and 9.0%, because I felt that they were highly likely to be prepaid. In contrast, I emphasized securities with coupons of 8.0% and lower and those with coupons of 10.5% and higher, both of which stood a smaller chance of being prepaid. While it may defy conventional logic, mortgages with coupons of 10.5% and higher aren't really likely to be prepaid, even though the borrower might be able to save a significant amount of money by refinancing. For a variety of reasons, homeowners with these loans have chosen not to refinance, despite being presented with several attractive opportunities to do so. I also avoided securities containing mortgages issued in 1995 through 1997, since I believed they were likely to be prepaid much faster than newly issued or much older loans.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. None of the fund's holdings proved to be disappointing during the past six months. However, it wasn't always easy to find attractive opportunities. Many times, the difference in yields and prices among Ginnie Mae securities can be quite varied, based on whether individual securities are in or out of investors' favor as a function of their coupons, maturities or other factors. But over the past six months, Ginnie Mae securities were priced very efficiently and there were few opportunities to find attractively priced bonds.
Q. THE FUND USES A STRATEGY KNOWN AS "DOLLAR ROLL." CAN YOU EXPLAIN WHAT THIS STRATEGY IS AND WHY IT CAN BE ATTRACTIVE?
A. Sure. A dollar roll essentially describes a strategy whereby I sell a security that the fund owns, with settlement of that sale to occur in the current month. At the same time, I buy a similar security at a lower price, with settlement of that purchase to occur in the following month. By conducting these two simultaneous trades, I attempt to add to the fund's total return.
Q. WHAT'S YOUR OUTLOOK?
A. I'm not in the interest-rate forecasting business, but I would be surprised if interest rates fell as much over the next year as they did in the previous year. Historically speaking, it would be highly unusual to experience back-to-back declines of the magnitude witnessed in 1997. Instead of trying to predict the direction of interest rates, I'll try to identify those securities I believe will offer the best total-return potential whether rates rise, fall or remain stable.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON
SELECTING MORTGAGE-BACKED
SECURITIES:
"Mortgage securities are pools of
individual home loans. Certificates
backed by these loans are sold to
investors, who collect interest and
principal as homeowners make
monthly mortgage payments.
Recently, falling interest rates ignited a wave of home mortgage refinancings, subjecting some mortgage-backed securities to higher `prepayment risk'
- the risk that mortgage holders will
prepay their mortgages, leaving those
who hold the prepaid securities to
reinvest at lower interest rates.
"The likelihood that a mortgage
security will be prepaid is one of the
most important factors I consider in
choosing mortgage securities for the
fund, since prepayment activity can
dramatically affect mortgage
securities' prices. I focus on finding
those securities that I think are less
susceptible to a pick-up or slowdown
in the pace of refinancings, such as
`seasoned' mortgage securities.
Seasoned securities have been
through several refinancing periods
and the mortgage holders haven't
shown a propensity to prepay.
Additionally, I also try to own bonds
with very low and very high coupons,
which is the rate of interest borrowers
promise to pay. Mortgages with either
very high coupons issued years ago,
or very low coupons, are often less
likely to experience dramatic changes
in prepayment activity."
FUND FACTS
GOAL: to provide high current
income by investing mainly in
mortgage securities issued by
the Government National
Mortgage Association (Ginnie
Mae)
FUND NUMBER: 015
TRADING SYMBOL: FGMNX
START DATE: November 8, 1985
SIZE: as of January 31, 1998,
more than $874 million
MANAGER: Curt Hollingsworth,
since 1997; manager, various
Fidelity and Spartan
government and mortgage
funds; joined Fidelity in 1983
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JANUARY 31, 1998
       % of        % of
       fund's      fund's
       investment  investment
       s           s
                   6 months
                   ago

 6 -    7.1         12.0
 6.99
%

 7 -    38.6        35.2
 7.99
%

 8 -    30.3        30.3
 8.99
%

 9 -    4.9         7.8
 9.99
%

10 -    2.6         3.3
10.99
%

11%     1.6         2.0
and
over

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1998
             6 months
             ago

Years   5.4   6.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1998
             6 months
             ago

Years   2.6   3.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 AS OF JULY 31, 1997
ROW: 1, COL: 1, VALUE: 14.9
ROW: 1, COL: 2, VALUE: 85.09999999999999
ROW: 1, COL: 1, VALUE: 9.4
ROW: 1, COL: 2, VALUE: 90.59999999999999
MORTGAGE-BACKED
SECURITIES * 85.1%
SHORT-TERM
INVESTMENTS 14.9%
GNMA SECURITIES 82.5%
MORTGAGE-BACKED
SECURITIES ** 90.6%
SHORT-TERM
INVESTMENTS 9.4%
GNMA SECURITIES 81.0%
*
**
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 85.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FREDDIE MAC - 2.3%
8 1/2%, 2/1/04 to 10/1/09 $ 997,904 $ 1,037,774
9%, 1/1/17 to 4/1/21  3,548,268  3,748,206
10%, 10/1/04 to 12/1/19  6,703,433  7,277,089
10 1/4%, 2/1/09 to 11/1/16  3,446,311  3,755,659
10 1/2%, 5/1/10 to 12/1/20  5,259,664  5,877,375
11 1/4%, 2/1/10  317,622  355,505
11 3/4%, 11/1/11  162,999  183,848
12%, 6/1/15 to 11/1/15  319,557  370,848
12 1/2%, 11/1/12 to 9/1/13  771,575  900,464
  23,506,768
FANNIE MAE - 0.3%
8 1/2%, 6/1/08 to 4/1/16  1,060,281  1,105,741
9%, 10/1/11  239,573  251,269
10 1/4%, 12/1/15 to 10/1/18  629,130  693,637
11 1/2%, 6/1/13 to 9/1/15   449,673  511,300
12 1/2%, 10/1/15   260,987  305,381
14%, 11/1/12   8,671  10,522
  2,877,850
GOVERNMENT NATIONAL MORTGAGE ASSOCATION - 82.5%
6 1/2%, 1/15/28 to 2/15/28  73,299,782  73,041,505
7%, 1/15/08 to 2/15/28  187,826,980  190,947,769
7 1/2%, 6/15/02 to 2/15/28  198,784,185  204,781,985
8%, 7/15/01 to 2/15/28  236,475,128  246,280,975
8%, 2/15/28 (a)  5,000,000  5,216,484
8 1/2%, 2/15/05 to 10/15/22  52,975,499  56,614,020
9%, 12/15/04 to 12/15/24  9,741,208  10,520,549
9 1/2%, 4/15/01 to 11/15/22   32,450,810  35,225,637
10%, 10/15/00 to 2/15/25   2,451,191   2,723,896
10 1/2%, 5/15/98 to 9/15/19  6,000,218  6,714,452
11%, 1/15/10 to 8/15/19   4,358,188  4,966,740
11 1/2%, 4/15/10 to  4/15/19  5,121,041  5,880,223
12%, 5/15/99 to 11/15/15   1,099,718  1,275,081
13%, 1/15/11 to 5/15/15   790,955  944,454
13 1/2%, 5/15/10 to 1/15/15   398,706  475,964
  845,609,734
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $844,092,095)   871,994,352
CASH EQUIVALENTS - 14.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.59%, dated
1/30/98 due 2/2/98   $ 153,082,231 $ 153,011,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $997,103,095)  $ 1,025,005,352
LEGEND
1. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,007,661,596. Net unrealized appreciation aggregated $17,343,756 of which $19,515,108 related to appreciated investment securities and $2,171,352 related to depreciated investment securities.
At July 31, 1997, the fund had a capital loss carryforward of approximately $25,746,000 of which $20,992,000 and $4,754,000 will expire on July 31, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)

2.Assets                                        3.        4.

5.Investment in                                 6.        $ 1,025,
securities, at value                                      005,352
(including repurchase
agreements of $153,011,000)
(cost $997,103,095) - See
accompanying schedule

7.Receivable for                                8.         42,812,
investments sold                                          547

9.Interest receivable                           10.        5,116,2
                                                          36

11. 12.TOTAL ASSETS                             13.        1,072,9
                                                          34,135

14.Liabilities                                  15.       16.

17.Payable to custodian                         $ 395,06  18.
bank                                            3

19.Payable for                                   189,474  20.
investments purchased                           ,204
Regular delivery

21. Delayed delivery                             5,216,4  22.
                                                84

23.Payable for fund                              2,252,2  24.
shares redeemed                                 45

25.Distributions payable                         569,144  26.

27.Accrued management                            315,839  28.
fee

29.Other payables and                            272,345  30.
accrued expenses

31. 32.TOTAL LIABILITIES                        33.        198,495
                                                          ,324

34.35.NET ASSETS                                36.       $ 874,43
                                                          8,811

37.Net Assets consist                           38.       39.
of:

40.Paid in capital                              41.       $ 878,68
                                                          4,807

42.Distributions in                             43.        (840,65
excess of net                                             5)
investment income

44.Accumulated                                  45.        (31,307
undistributed net                                         ,598)
realized gain (loss)
on investments and
foreign currency
transactions

46.Net unrealized                               47.        27,902,
appreciation                                              257
(depreciation) on
investments

48.49.NET ASSETS, for 80,032,790                50.       $ 874,43
shares outstanding                                        8,811

51.52.NET ASSET VALUE, offering                 53.        $10.93
price and redemption
price per share
($874,438,811 (divided by) 80,032,790 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

54.Investment Income                                       56.       $ 30,665
55.Interest                                                          ,944

57.Expenses                                                58.       59.

60.Management fee                                          $ 1,840,  61.
                                                           372

62.Transfer agent fees                                      995,284  63.

64.Accounting fees and                                      137,569  65.
expenses

66.Non-interested                                           1,597    67.
trustees' compensation

68.Custodian fees and                                       87,016   69.
expenses

70.Registration fees                                        29,328   71.

72.Audit                                                    26,561   73.


74.Legal                                                    16,110   75.


76.Miscellaneous                                            3,594    77.

78. Total expenses before                                   3,137,4  79.
reductions                                                 31

80. Expense reductions                                      (10,982   3,126,4
                                                           )         49

81.82.NET INVESTMENT INCOME                                83.        27,539,
                                                                     495

84.Realized and                                            86.        6,881,1
Unrealized Gain (Loss)                                               32
85.Net realized gain (loss) on investment securities

87.Change in net                                           88.        (822,25
unrealized                                                           6)
appreciation
(depreciation) on
investment securities

89.90.NET GAIN (LOSS)                                      91.        6,058,8
                                                                     76

92.93.94.NET INCREASE (DECREASE) IN NET ASSETS RESULTING   95.       $ 33,598
                                                                     ,371
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
                                                      Six       Year
                                                      months    ended
                                                      ended     July
                                                      January   31,
                                                      31,       1997
                                                      1998
                                                      (Unaudi
                                                      ted)

96.Increase (Decrease)
in Net Assets

97.Operations                                         $ 27,539  $ 53,629
Net investment income                                 ,495      ,889

98. Net realized gain                                  6,881,1   2,497,4
(loss)                                                32        90

99. Change in net                                      (822,25   20,073,
unrealized                                            6)        014
appreciation
(depreciation)

100.                                                   33,598,   76,200,
101.NET INCREASE (DECREASE) IN NET ASSETS RESULTING   371       393
FROM OPERATIONS

102.Distributions to                                   (27,178   (52,898
shareholders from net                                 ,411)     ,937)
investment income

103.Share transactions                                 151,671   195,576
Net proceeds from                                     ,664      ,516
sales of shares

104.                                                   23,622,   45,336,
Reinvestment of                                       532       707
distributions

105.                                                   (129,41   (232,01
Cost of shares                                        0,699)    3,817)
redeemed

106.107.                                               45,883,   8,899,4
NET INCREASE (DECREASE) IN NET ASSETS RESULTING       497       06
FROM SHARE TRANSACTIONS

108.                                                   52,303,   32,200,
109.TOTAL INCREASE (DECREASE) IN NET ASSETS           457       862

110.Net Assets                                        111.      112.

113.                                                   822,135   789,934
Beginning of period                                   ,354      ,492

114.                                                  $ 874,43  $ 822,13
End of period                                         8,811     5,354
(including
distributions in
excess
of net investment
income of $840,655 and
$1,201,739, respectively)

115.Other Information                                 117.      118.
116.Shares

119.                                                   13,974,   18,325,
Sold                                                  697       132

120.                                                   2,174,7   4,249,0
Issued in reinvestment                                95        34
of distributions

121.                                                   (11,923   (21,757
Redeemed                                              ,427)     ,983)

122.                                                   4,226,0   816,183
Net increase                                          65
(decrease)

FINANCIAL HIGHLIGHTS
123.  Six       Years ended July 31,
      months
      ended
      January
      31,
      1998

124.  (Unaud    1997                  1996  1995  1994  1993
      ited)

125.SELECTED
PER-SHARE DATA

126.Net            $ 10.    $ 10.    $ 10.   $ 10.  $ 11.  $ 11.
asset              850      530      640     360    260    060
value,
beginnin
g of
period

127.Income          .355 E   .720 E   .688    .721   .582   .800
from
Investme
nt
Operatio
ns
Net
investme
nt
income

128.                .075     .310     (.10    .292   (.65   .083
Net                                  7)             0)
realized
and
 unrealiz
ed gain
(loss)

129.                .430     1.03     .581    1.01   (.06   .883
Total                       0                3      8)
from
investme
nt
 operatio
ns

130.Less
Distribu
tions

131.                (.35     (.71     (.69    (.71   (.58   (.68
From net           0)       0)       1)      3)     2)     3)
investme
nt
 income

132.                -        -        -       -      (.19   -
From net                                            0)

 realized
gain

133.                -        -        -       (.02   (.06   -
In                                           0)     0)
excess
of net
 realized
gain

134.                (.35     (.71     (.69    (.73   (.83   (.68
Total              0)       0)       1)      3)     2)     3)
distribu
tions

135.Net            $ 10.    $ 10.    $ 10.   $ 10.  $ 10.  $ 11.
asset              930      850      530     640    360    260
value,
end of
period

136.TOTAL           4.03     10.1     5.55    10.2   (.63   8.23
RETURN B, C        %        1%       %       6%     )%     %

137.RATIOS AND
SUPPLEMENTAL DATA

138.Net            $ 874    $ 822    $ 789   $ 767  $ 768  $ 975
assets,            ,439     ,135     ,934    ,423   ,765   ,565
end of
period
(000
omitted)

139.Ratio           .74%     .76%     .76%    .75%   .82%   .80%
of                 A
expenses
to
average
net
assets

140.Ratio           .74%     .75%     .75%    .75%   .82%   .80%
of                 A        D        D
expenses
to
average
net
assets
after
expense
reductio
ns

141.Ratio           6.49     6.75     6.69    7.24   7.03   7.26
of net             % A      %        %       %      %      %
investme
nt
income
to
average
net
assets

142.Portfo          210%     98%      107%    210%   303%   259%
lio                A
turnover
rate

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Ginnie Mae Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $908,231,718 and $869,058,899, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,186 and $9,796, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Curt Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
International Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

LIMITED MATURITY GOVERNMENT
FUND
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


President's   3   Ned Johnson on
Message           investing
                  strategies.

Performance   4   How the fund has
                  done over time.

FUND TALK     7   The manager's
                  review of fund
                  performance,
                  strategy and
                  outlook.

Investment    10  A summary of major
Changes           shifts in the
                  fund's investments
                  over the past six
                  months.

Investments   11  A complete list of
                  the fund's
                  investments with
                  their market
                  values.

Financial     17  Statements of
Statements        assets and
                  liabilities,
                  operations, and
                  changes in net
                  assets,
                  as well as
                  financial
                  highlights.

NOTES         21  Notes to the
                  financial
                  statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
Periods ended          Past   Past   Pas     Lif
January 31, 1998       6      1      t 5     e
                       mont   year   yea     of
                       hs            rs      fun
                                             d

Spartan Ltd Maturity   4.30%  8.63%  35.19%  101.14%
Government

LB Intermediate        4.27%  8.71%  35.57%  n/a
Govt.

SB Treasury/Agency     4.34%  8.76%  35.60%  n/a
1-10 Yr

Short-Intermediate     3.58%  7.42%  29.63%  n/a
U.S.
 Government Funds
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on May 2, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Lehman Brothers Intermediate Government Bond Index - a market value weighted index of U.S. government fixed-rate debt issues with maturities between one and 10 years - and the Salomon Brothers Treasury/Agency 1-10 Year Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
Periods ended January   Past   Pas    Lif
31, 1998                1      t 5    e
                        year   yea    of
                               rs     fun
                                      d

Spartan Ltd Maturity    8.63%  6.22%  7.43%
Government

LB Intermediate Govt.   8.71%  6.28%  n/a

SB Treasury/Agency      8.76%  6.28%  n/a
1-10 Yr

Short-Intermediate   7.42%  5.31%  n/a
U.S.
 Government Funds
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980226 153319 S00000000000001
             Spartan Ltd Mat Govt.       LB Govt Intermediate
             00452                       LB008
  1988/05/31      10000.00                    10000.00
  1988/06/30      10089.93                    10162.77
  1988/07/31      10093.28                    10132.53
  1988/08/31      10115.75                    10146.11
  1988/09/30      10224.38                    10321.45
  1988/10/31      10323.95                    10463.72
  1988/11/30      10319.91                    10373.74
  1988/12/31      10358.92                    10383.74
  1989/01/31      10442.02                    10487.30
  1989/02/28      10446.04                    10442.44
  1989/03/31      10499.63                    10491.40
  1989/04/30      10638.18                    10703.14
  1989/05/31      10788.05                    10909.74
  1989/06/30      10980.47                    11187.87
  1989/07/31      11117.13                    11415.24
  1989/08/31      11049.90                    11260.93
  1989/09/30      11106.17                    11314.76
  1989/10/31      11282.21                    11552.13
  1989/11/30      11373.33                    11666.45
  1989/12/31      11431.33                    11700.80
  1990/01/31      11417.22                    11628.00
  1990/02/28      11480.37                    11671.07
  1990/03/31      11507.34                    11684.91
  1990/04/30      11524.33                    11645.69
  1990/05/31      11697.25                    11895.11
  1990/06/30      11809.06                    12051.47
  1990/07/31      11949.47                    12220.40
  1990/08/31      11998.08                    12176.31
  1990/09/30      12094.04                    12285.25
  1990/10/31      12219.36                    12456.23
  1990/11/30      12362.55                    12643.87
  1990/12/31      12475.38                    12818.95
  1991/01/31      12614.53                    12950.71
  1991/02/28      12712.89                    13029.15
  1991/03/31      12817.69                    13101.18
  1991/04/30      12928.04                    13236.52
  1991/05/31      12994.86                    13311.12
  1991/06/30      13046.37                    13322.14
  1991/07/31      13195.74                    13466.46
  1991/08/31      13359.78                    13722.03
  1991/09/30      13495.43                    13955.29
  1991/10/31      13664.13                    14114.99
  1991/11/30      13713.77                    14280.59
  1991/12/31      13961.32                    14627.67
  1992/01/31      13893.58                    14486.94
  1992/02/29      13975.89                    14532.06
  1992/03/31      13959.12                    14474.12
  1992/04/30      14062.81                    14604.09
  1992/05/31      14203.34                    14821.97
  1992/06/30      14313.09                    15035.50
  1992/07/31      14354.40                    15323.88
  1992/08/31      14527.13                    15480.51
  1992/09/30      14627.24                    15693.78
  1992/10/31      14567.21                    15505.37
  1992/11/30      14634.63                    15442.31
  1992/12/31      14766.09                    15641.23
  1993/01/31      14892.82                    15931.92
  1993/02/28      15056.34                    16166.72
  1993/03/31      15135.67                    16226.19
  1993/04/30      15233.61                    16353.08
  1993/05/31      15283.89                    16308.48
  1993/06/30      15444.20                    16544.56
  1993/07/31      15496.70                    16577.89
  1993/08/31      15612.67                    16824.74
  1993/09/30      15666.30                    16893.18
  1993/10/31      15702.11                    16933.17
  1993/11/30      15598.00                    16849.35
  1993/12/31      15713.88                    16919.07
  1994/01/31      15877.45                    17086.21
  1994/02/28      15728.38                    16851.66
  1994/03/31      15526.38                    16605.83
  1994/04/30      15450.88                    16498.42
  1994/05/31      15434.89                    16510.22
  1994/06/30      15429.46                    16513.55
  1994/07/31      15585.43                    16730.41
  1994/08/31      15631.40                    16779.11
  1994/09/30      15597.54                    16640.43
  1994/10/31      15615.86                    16643.77
  1994/11/30      15579.93                    16569.69
  1994/12/31      15564.70                    16623.77
  1995/01/31      15799.88                    16894.21
  1995/02/28      16029.35                    17220.01
  1995/03/31      16105.63                    17314.86
  1995/04/30      16295.84                    17515.57
  1995/05/31      16717.90                    18009.54
  1995/06/30      16819.70                    18124.12
  1995/07/31      16856.54                    18132.83
  1995/08/31      16998.45                    18282.54
  1995/09/30      17122.78                    18405.07
  1995/10/31      17354.47                    18606.80
  1995/11/30      17550.55                    18833.66
  1995/12/31      17733.02                    19019.51
  1996/01/31      17883.78                    19179.97
  1996/02/29      17710.59                    18977.21
  1996/03/31      17611.99                    18890.57
  1996/04/30      17562.13                    18835.46
  1996/05/31      17552.16                    18825.72
  1996/06/30      17721.23                    19016.94
  1996/07/31      17782.38                    19075.90
  1996/08/31      17804.45                    19097.69
  1996/09/30      18031.64                    19344.54
  1996/10/31      18336.75                    19661.63
  1996/11/30      18568.50                    19899.00
  1996/12/31      18466.80                    19791.85
  1997/01/31      18534.14                    19867.99
  1997/02/28      18571.88                    19900.28
  1997/03/31      18451.99                    19786.98
  1997/04/30      18652.09                    20010.25
  1997/05/31      18797.95                    20166.11
  1997/06/30      18962.23                    20338.62
  1997/07/31      19304.60                    20713.64
  1997/08/31      19253.57                    20634.44
  1997/09/30      19476.00                    20858.73
  1997/10/31      19680.92                    21101.74
  1997/11/30      19742.34                    21148.14
  1997/12/31      19887.97                    21320.40
  1998/01/30      20130.39                    21598.52
IMATRL PRASUN   SHR__CHT 19980131 19980226 153322 R00000000000119
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Limited Maturity Government Fund on May 31, 1988, shortly after the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $20,130 - a 101.30% increase on the initial investment, which includes the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Intermediate Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,599 - a 115.99% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Intermediate Government Bond Index rather than the Salomon Brothers Treasury/Agency 1-10 Year Index. The indexes include the same type of bonds and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity funds. For comparison purposes, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
         Six      Years ended July 31,
         months
         ended
         Januar
         y 31,

         1998     1997                   1996  1995  1994  1993

Dividend       3.69%  7.11%  6.61%  6.60%  5.22%   6.18%
return

Capital        0.61%  1.44%  -1.13  1.55%  -4.66%  1.77%
appreciation                 %
return

Total retur    4.30%  8.55%  5.48%  8.15%  0.56%   7.95%
n

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD
Periods ended       Past         Past 6        Past
January 31, 1998    1            months        1
                    month                      year

Dividends per       5.17(cents)  35.37(cents)  67.88(cents)
share

Annualized          6.18%        7.17%         6.98%
dividend rate

30-day annualized   5.92%        -             -
yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.85 over the past one month, $9.78 over the past six months and $9.72 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the fund's yield would have been 5.66%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A lack of inflationary pressure
resulted in a favorable investing
climate for bonds during the six
months that ended January 31,
1998.  The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable
investment-grade bond market -
returned 4.90% during this period.
The bond market fared well in the
months of August and September,
spurred on by the continued
strength of the U.S. economy and
a reluctance on the part of the
Federal Reserve Board to raise
interest rates. Global volatility and
historically low interest rates were
the main stories in the last quarter
of 1997.  Financial problems in
Asia came to a head in October,
resulting in a "flight to quality."
Wary stock investors sought
investments offering lower
volatility, helping the U.S. bond
market - especially U.S.
Treasuries - surge.  The Lehman
Brothers Corporate Bond Index
returned 4.40% for the six months.
Corporate bonds benefited from
continued economic growth and
demand for yield, although they
faltered somewhat in January
1998 as investors feared a
slowdown in demand in Asia
would eat into corporate earnings.
Despite increased prepayment
activity due to lower rates,
mortgage-backed bonds also fared
relatively well, with the Lehman
Brothers Mortgage-Backed
Securities Index returning 4.45%.
An interview with Curt Hollingsworth, Portfolio Manager of Spartan Limited Maturity Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended January 31, 1998, the fund provided a total return of 4.30%. To get a sense of how the fund did compared to its competitors, the short-intermediate U.S. government funds average returned 3.58% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Intermediate Government Bond Index - which tracks the types of securities in which the fund invests - returned 4.27% for the same six-month period. For the 12-month period that ended January 31, 1998, the fund had a total return of 8.63%. That performance compares to the 7.42% return of the short-intermediate U.S. government funds average's, according to Lipper and the Lehman Brothers Intermediate Government Index's 8.71% return.
Q. WHY DID THE FUND BEAT ITS COMPETITORS?
A. The fund's better-than-average performance can be attributed primarily to the fact that it had more U.S. government agency and mortgage securities - and fewer Treasury securities - than many of its competitors. During much of the past six months and year, the performance of agency and mortgage securities generally outpaced that of Treasury securities. Granted, agency and mortgage securities failed to keep pace with Treasuries at the tail end of the period, but their strong performance earlier in the period was enough to offset their late-period lag. At the end of the period, federal agency securities accounted for 55.4% of the fund's investments, mortgage-related securities were 23.3% and Treasury securities were 19.3%.
Q. THE FUND HELD MORE AGENCY SECURITIES AND FEWER MORTGAGE SECURITIES AT THE END OF THE PERIOD THAN IT DID SIX MONTHS AGO. WHAT ACCOUNTED FOR THAT SHIFT?
A. Toward the end of 1997, we saw a widening of the difference between yields offered by agency and Treasury securities, with agencies offering a growing yield advantage over Treasuries. Because of this yield-spread widening, the prices of agency securities - which, like all fixed-income investments, move in the opposite direction of their yields - became more attractive, in my view. Mortgage securities, on the other hand, didn't offer as many attractive opportunities because of their more stable yield relationship to Treasuries.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU FOCUS ON?
A. I emphasized agency securities that are non-callable - those that can't be redeemed by their issuer before maturity. Securities typically are "called" - or redeemed - when interest rates fall enough so that the issuer can save money by issuing new securities at lower rates. A call is a positive for an issuer because it cuts its borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from the called bonds in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. LET'S TALK ABOUT TREASURY SECURITIES AND THE CHOICES YOU MADE THERE
 . . .
A. Within the Treasury sector, I preferred to own securities that were issued some time ago. Newly issued Treasuries, which are known as "current" Treasury issues, typically are priced higher than older Treasuries with similar maturities. That's because current issues command a premium price for being more easily traded, or more liquid.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET AND THE FUND?
A. I'm not in the interest-rate forecasting business, but I would be surprised if interest rates fell as much over the next year as they did in the previous year. Historically speaking, it would be highly unusual to experience back-to-back declines of the magnitude witnessed in 1997. But no matter what the direction of interest rates, I'll try to identify those securities I believe will offer the best total-return potential whether rates rise, fall or remain stable.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON
SELECTING MORTGAGE-BACKED
SECURITIES:
"Mortgage-backed securities are
pools of individual home loans.
Certificates backed by these loans
are sold to investors, who collect
interest and principal as
homeowners make monthly
mortgage payments. Recently,
falling interest rates have incited a
wave of home mortgage
refinancings, and have subjected
some mortgage-backed
securities to higher `prepayment
risk' - the risk that mortgage
holders will prepay their
mortgages, leaving those who hold
the prepaid securities to reinvest
at lower interest rates.
"The likelihood that a mortgage
security will be prepaid is one of
the most important factors I
consider in choosing these types of
securities for the fund, since
prepayment activity can
dramatically affect mortgage
securities' prices. I focus on
finding those that I think are less
susceptible to a pick-up or
slowdown in the pace of
refinancings, such as `seasoned'
mortgage securities. Seasoned
securities have been through
several refinancing periods during
which the mortgage holders
haven't shown a propensity to
prepay. Additionally, I also try to
own bonds with very low and very
high coupons, which is the rate of
interest borrowers promise to pay.
Mortgages with either very high
coupons issued years ago, or very
low coupons, are often less likely
to experience dramatic changes in
prepayment activity."
FUND FACTS
GOAL: high current income
with preservation of capital by
investing mainly in U.S.
government and agency
securities while maintaining
an average maturity of 10
years or less
FUND NUMBER: 452
TRADING SYMBOL: FSTGX
START DATE: May 2, 1988
SIZE: as of January 31, 1998,
more than $777 million
MANAGER: Curt Hollingsworth,
since 1988; manager, various
Fidelity and Spartan
government and mortgage
funds; joined Fidelity in 1983
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JANUARY 31, 1998
        % of        % of
        fund's      fund's
        investment  investment
        s           s
                    6 months
                    ago

 Less   5.1         5.2
than
4%

 4 -    0.1         8.0
 4.99
%

 5 -    12.7        7.1
 5.99
%

 6 -    35.9        14.7
 6.99
%

 7 -    7.8         16.3
 7.99
%

 8 -    10.3        12.5
 8.99
%

 9 -    12.9        10.2
 9.99
%

10 -    4.1         5.1
10.99
%

11 -    4.6         10.7
11.99
%

12 -    3.4         4.2
12.99
%

13%     1.1         1.3
and
over

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1998
            6 months
            ago

Years  4.6  4.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1998
            6 months
            ago

Years  3.1  3.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 AS OF  JULY 31, 1997
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 74.7
ROW: 1, COL: 3, VALUE: 23.3
MORTGAGE-BACKED
SECURITIES 28.1%
U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS  67.2%
SHORT-TERM
INVESTMENTS 4.7%

MORTGAGE-BACKED
SECURITIES 23.3%
U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS 74.7%
SHORT-TERM
INVESTMENTS 2.0%

ROW: 1, COL: 1, VALUE: 4.7
ROW: 1, COL: 2, VALUE: 67.2
ROW: 1, COL: 3, VALUE: 28.1
INVESTMENTS JANUARY 31, 1998 (UNAUDITED
)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 74.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 19.3%
9 1/4%, 8/15/98 $ 6,290,000 $ 6,415,800
6%, 9/30/98  55,000,000  55,227,695
8 7/8%, 2/15/99  11,600,000  12,000,548
6%, 8/15/99  4,600,000  4,642,412
6 7/8%, 3/31/00  4,800,000  4,946,976
6 3/8%, 3/31/01  21,080,000  21,676,142
6 5/8%, 6/30/01  9,500,000  9,856,250
5 7/8%, 11/30/01  21,837,000  22,178,094
7%, 7/15/06  11,440,000  12,528,630
TOTAL U.S. TREASURY OBLIGATIONS   149,472,547
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.4%
Fannie Mae:
 8 1/4%, 12/18/00  5,370,000  5,740,852
 5.55%, 1/17/01  6,630,000  6,633,116
 5.80%, 12/10/03  2,945,000  2,959,725
 7.49%, 3/02/05  5,480,000  6,022,849
 7.16%, 5/11/05  9,005,000  9,738,097
Federal Agricultural Mortgage Corporation:
 7.63%, 1/16/01  6,000,000  6,340,320
 6.92%, 2/10/01  1,400,000  1,452,934
 7.04%, 8/10/05  2,050,000  2,203,115
Federal Farm Credit Bank:
 5.51%, 1/25/01  9,000,000  8,992,980
 5.285%, 2/21/01  13,900,000  13,800,059
 6.10%, 9/24/01  41,000,000  41,704,380
 5.60%, 1/30/02  3,663,000  3,668,165
 5.54%, 9/10/03  1,300,000  1,295,125
 8.09%, 12/28/04  3,500,000  3,956,645
 9.15%, 2/14/05  500,000  595,545
Federal Home Loan Bank:
 6.37%, 6/30/03  1,060,000  1,096,104
 7.59%, 3/10/05  1,940,000  2,143,390
 6.45%, 6/8/05  6,000,000  6,239,040
 6.34%, 6/13/05  3,500,000  3,616,480
 6 1/2%, 11/29/05  3,000,000  3,134,070
 6 3/4%, 4/10/06  1,000,000  1,064,530
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Financing Corp. stripped principal:
 Series A, 0%, 2/8/02 $ 6,339,000 $ 5,071,834
 0%, 5/2/02  3,667,000  2,895,610
 0%, 6/27/02  9,425,000  7,380,152
 0%, 9/26/04  4,472,000  3,057,596
 0%, 6/6/05  6,126,000  4,015,225
 0%, 6/27/05  5,100,000  3,331,524
Freddie Mac:
 8.12%, 1/31/05  7,350,000  8,325,051
 6.78%, 8/18/05  15,000,000  15,892,950
 5.83%, 2/09/06  4,250,000  4,257,310
 6.99%, 7/05/06  1,000,000  1,075,160
Government Loan Trusts (assets of Trust guaranteed by U.S.
Government through Agency for International
Development) 8 1/2%, 4/1/06  11,490,000  12,818,933
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security
Assistance Agency):
  Class T-3, 9 5/8%, 5/15/02  5,058,882  5,385,079
  Class 1-C, 9 1/4%, 11/15/01  47,124,307  50,292,946
  Class 2-E, 9.40%, 5/15/02  11,149,922  11,880,800
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  1,473,600  1,451,209
  Series 1993-D, 5.23%, 5/15/05  1,104,255  1,087,433
  Series 1994-A, 7.12%, 4/15/06  5,848,605  6,161,825
   Series 1994-C, 6.61%, 9/15/99  246,359  247,974
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1992-A, 7.02%, 9/1/04  7,302,750  7,581,569
   Series 1993-A, 4.86%, 4/1/98  995,000  993,965
  Series 1994-B, 7 1/2%, 1/26/06  851,103  910,254
  Series 1997-A, 6.104%, 7/15/03  15,432,628  15,577,695
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03  1,058,824  1,087,571
Overseas Private Investment Corp. (U.S. Government
guaranteed participation certificate):
  Series 1994-195, 6.08%, 8/15/04 (callable)  7,075,600  7,158,951
  Series 1996-A1, 6.73%, 9/15/10 (callable)  4,000,000  4,183,720
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp. secured:
 5.65%, 3/15/03 $ 2,271,500 $ 2,271,455
 5.48%, 9/15/03  2,940,000  2,926,844
 5.80%, 2/1/04  4,590,000  4,619,055
 6.86%, 4/30/04  2,187,465  2,258,877
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  7 1/8%, 8/15/99  3,247,000  3,324,798
  0%, 11/15/00  8,165,000  7,011,857
  0%, 11/15/01  8,485,000  6,902,895
  8%, 11/15/01  14,310,000  15,480,129
  6 1/8%, 3/15/03  2,437,000  2,482,767
  6 5/8%, 8/15/03  4,860,000  5,095,127
  5 5/8%, 9/15/03  11,550,000  11,572,869
  6 3/4%, 8/15/04  350,000  370,255
  7 5/8%, 8/15/04  1,320,000  1,457,931
  6.60%, 2/15/08  27,910,000  29,335,922
U.S. Department of Housing and Urban Development
government guaranteed participation certificates:
   Series 1996-A, 6.59%, 8/1/00  1,340,000  1,371,530
  Series 1996-A, 6.98%, 8/1/05  8,000,000  8,552,880
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank):
   8.17%, 1/15/07  5,790,000  6,364,715
  6.69%, 1/15/09 (a)  3,405,829  3,530,618
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   429,450,381
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $567,617,749)   578,922,928
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 23.0%
FANNIE MAE - 8.1%
5 1/2%,  1/1/09 to 2/1/09  10,497,838  10,330,607
6%, 10/1/08 to 12/1/08  22,109,033  22,025,019
8%, 10/1/00  11,092  11,236
8 1/4%, 12/1/01  5,431,500  5,896,057
8 1/2%, 9/1/07 to 12/1/22  1,935,068  2,021,121
9%,  5/1/98 to 2/1/13  1,086,234  1,153,733
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FANNIE MAE - CONTINUED
10%,  1/1/20 $ 171,110 $ 188,115
10 1/4%, 10/1/09 to 10/1/18  402,612  442,372
11%,  8/1/10 to 1/1/16  5,750,176  6,429,279
11 1/4%, 1/1/11 to 1/1/16   1,201,164  1,357,703
11 1/2%, 9/1/11 to 12/1/15  2,172,915  2,468,285
11 3/4%,  7/1/13 to 4/1/14  138,386  159,219
12 1/4%, 10/1/10 to 6/1/15  1,368,734  1,592,091
12 1/2%, 9/1/07 to 5/1/21  3,427,569  4,019,429
12 3/4%, 10/1/11 to 6/1/15  1,457,973  1,722,624
13%, 6/1/11 to 7/1/15  1,494,177  1,759,518
13 1/4%,  9/1/11 to 9/1/13  654,984  781,000
13 1/2%, 5/1/11 to 12/1/14  34,354  41,227
14%, 6/1/11 to 12/1/14  149,915  178,179
14 1/2%,  7/1/14  19,459  23,734
15%, 4/1/12  23,860  29,102
       62,629,650
FREDDIE MAC - 9.2%
6 1/2%, 5/1/08  2,819,602  2,845,373
7%, 6/1/01 to 8/1/01  2,127,519  2,160,752
8 1/2%, 5/1/10 to 1/1/22  5,447,412  5,694,129
9%, 11/1/09 to 11/1/16  1,393,332  1,471,722
9 1/2%, 7/1/16 to 8/1/21   8,407,765  9,056,349
10%, 12/1/00 to 3/1/21   14,027,330  15,297,043
10 1/2%, 9/1/09 to 12/1/21  9,200,620  10,251,688
10 3/4%, 7/1/13  150,730  168,768
11%, 8/1/00 to 9/1/2  1,009,202  1,139,242
11 1/4%, 2/1/10 to 10/1/14  1,144,635  1,288,205
11 1/2%, 10/1/15 to 8/1/19  602,232  682,336
11 3/4%, 1/1/10 to 10/1/15  272,786  308,985
12%, 1/1/00 to 7/1/15  2,329,494  2,675,190
12 1/4%, 2/1/11 to 6/1/14  993,459  1,154,223
12 1/2%, 10/1/9 to 6/1/19  11,925,257  13,907,244
12 3/4%, 2/1/10 to 1/1/11  205,193  239,861
13%, 9/1/10 to 7/1/15  1,781,852  2,106,417
13 1/4%, 11/1/10 to 10/1/13  154,736  180,529
13 1/2%, 11/1/10 to 12/1/13  412,033  491,551
13 3/4%, 10/1/14  15,221  16,544
14%, 11/1/12  55,111  66,343
14 1/2%, 3/1/10 to 9/1/12  103,986  125,595
14 3/4%, 3/1/10  32,067  38,731
16 1/4%, 7/1/11  7,215  8,757
       71,375,577
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.7%
8%, 9/15/06 to 11/15/07 $ 1,026,012 $ 1,073,777
8 1/2%,  4/15/16 to 4/15/17  103,332  110,587
9%, 1/15/05 to 5/15/17  1,637,636  1,765,883
9 1/2%, 6/15/09 to 1/15/17  8,720,253  9,468,947
10%, 12/15/09 to 10/15/20  1,863,819  2,069,093
10 1/2%, 8/15/15 to 1/15/18  3,159,753  3,543,657
11%, 8/15/98 to 8/15/19  4,094,408  4,655,417
11 1/2%, 3/15/10 to 1/15/21  15,105,422  17,381,202
12%, 11/15/12 to 6/15/15  938,893  1,100,006
12 1/4%,  1/15/14  51,150  57,641
12 1/2%,  6/15/14  65,900  78,173
13%, 1/15/11 to 12/15/14  1,168,380  1,395,609
13 1/2%, 5/15/10 to 12/15/14  760,408  891,785
13 3/4%,  9/15/14  35,192  40,570
14%, 6/15/11 to 12/15/14  88,607  106,003
16%,  9/15/11 to 4/15/13  176,469  217,442
17%, 12/15/11  3,382  4,112
  43,959,904
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $172,992,758)   177,965,131
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
U.S. GOVERNMENT AGENCY - 0.3%
Fannie Mae planned amortization class Series 1988-21
Class G, 9 1/2%, 8/25/18  2,016,508  2,202,406
Freddie Mac sequential pay Series 1353,  Class A
5 1/2%, 11/15/04  235,634  234,824
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,404,778)   2,437,230
CASH EQUIVALENTS - 2.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.59%, dated
1/30/98 due 2/2/98  $15,576,248  15,569,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $758,584,285)  $ 774,894,289
LEGEND
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,530,618 or 0.5% of net assets.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $758,606,169. Net unrealized appreciation aggregated $16,288,120, of which $17,713,788 related to appreciated investment securities and $1,425,668 related to depreciated investment securities.
At July 31, 1997, the fund had a capital loss carryforward of approximately $59,613,000 of which $49,727,000, $6,634,000 and
$3,252,000 will expire on July 31, 2003, 2004 and 2005, respectively. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998 (UNAUDITED)

7.Assets                                        8.        9.

10.Investment in                                11.       $ 774,89
securities, at value                                      4,289
(including repurchase
agreements of $15,569,000)
(cost $758,584,285) - See
accompanying schedule

12.Cash                                         13.        302


14.Receivable for                               15.        698,011
investments sold

16.Interest receivable                          17.        11,792,
                                                          200

18. 19.TOTAL ASSETS                             20.        787,384
                                                          ,802

21.Liabilities                                  22.       23.

24.Payable for                                  $ 8,362,  25.
investments purchased                           490

26.Payable for fund                              379,877  27.
shares redeemed

28.Distributions payable                         606,009  29.

30.Accrued management                            245,067  31.
fee

32.Other payables and                            12,330   33.
accrued expenses

34. 35.TOTAL LIABILITIES                        36.        9,605,7
                                                          73

37.38.NET ASSETS                                39.       $ 777,77
                                                          9,029

40.Net Assets consist                           41.       42.
of:

43.Paid in capital                              44.       $ 819,12
                                                          5,207

45.Distributions in                             46.        (1,942,
excess of net                                             949)
investment income

47.Accumulated                                  48.        (55,713
undistributed net                                         ,233)
realized gain (loss)
on investments

49.Net unrealized                               50.        16,310,
appreciation                                              004
(depreciation) on
investments

51.52.NET ASSETS, for 78,931,349                53.       $ 777,77
shares outstanding                                        9,029

54.55.NET ASSET VALUE, offering                 56.        $9.85
price and redemption
price per share
($777,779,029 (divided by) 78,931,349 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

57.Investment Income                                    59.       $ 26,415
58.Interest                                                       ,728

60.Expenses                                             61.       62.

63.Management fee                                       $ 2,421,  64.
                                                        858

65.Non-interested                                        1,795    66.
trustees' compensation

67. Total expenses before                                2,423,6  68.
reductions                                              53

69. Expense reductions                                   (1,022,   1,400,7
                                                        866)      87

70.71.NET INVESTMENT INCOME                             72.        25,014,
                                                                  941

73.Realized and                                         75.        3,936,1
Unrealized Gain (Loss)                                            71
74.Net realized gain (loss) on investment securities

76.Change in net                                        77.        2,823,3
unrealized                                                        01
appreciation
(depreciation) on
investment securities

78.79.NET GAIN (LOSS)                                   80.        6,759,4
                                                                  72

81.82.NET INCREASE (DECREASE) IN NET ASSETS RESULTING   83.       $ 31,774
FROM OPERATIONS                                                   ,413

STATEMENT OF CHANGES IN NET ASSETS
                                                       Six        Year
                                                       months     ended
                                                       ended      July
                                                       January    31,
                                                       31,        1997
                                                       1998
                                                       (Unaudi
                                                       ted)

84.Increase (Decrease)
in Net Assets

85.Operations                                          $ 25,014   $ 48,874
Net investment income                                  ,941       ,283

86. Net realized gain                                   3,936,1    (3,334,
(loss)                                                 71         493)

87. Change in net                                       2,823,3    12,958,
unrealized                                             01         452
appreciation
(depreciation)

88.                                                     31,774,    58,498,
89.NET INCREASE (DECREASE) IN NET ASSETS RESULTING     413        242
FROM OPERATIONS

90.Distributions to                                     (26,817    (47,691
shareholders from net                                  ,446)      ,995)
investment income

91.Share transactions                                   158,322    147,916
Net proceeds from                                      ,366       ,359
sales of shares

92. Reinvestment of                                     22,308,    39,233,
distributions                                          897        703

93. Cost of shares                                      (112,20    (233,30
redeemed                                               7,728)     3,762)

94.95.                                                  68,423,    (46,153
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM   535        ,700)
SHARE TRANSACTIONS

96.                                                     73,380,    (35,347
97.TOTAL INCREASE (DECREASE) IN NET ASSETS             502        ,453)

98.Net Assets                                          99.        100.

101.                                                    704,398    739,745
Beginning of period                                    ,527       ,980

102.                                                   $ 777,77   $ 704,39
End of period                                          9,029      8,527
(including
distributions in
excess of net
investment income of
$1,942,949 and
$140,444, respectively)

103.Other Information                                  105.       106.
104.Shares

107.                                                    16,173,    15,241,
Sold                                                   221        896

108.                                                    2,279,2    4,045,2
Issued in reinvestment                                 80         68
of distributions

109.                                                    (11,454    (24,039
Redeemed                                               ,496)      ,746)

110.                                                    6,998,0    (4,752,
Net increase                                           05         582)
(decrease)

FINANCIAL HIGHLIGHTS
111.  Six       Years ended July 31,
      months
      ended
      January
      31,
      1988

112.  (Unaudi   1997                  1996  1995  1994 E  1993
      ted)

113.SELECTED
PER-SHARE DATA

114.NET            $ 9.79   $ 9.6    $ 9.7  $ 9.6  $ 10.3  $ 10.1
ASSET              0        50       60     10     10      80
VALUE,
BEGINNIN
G OF
PERIOD

115.INCOME          .331     .675 D   .678   .610   .470    .872
FROM
INVESTME
NT
OPERATIO
NS
NET
INVESTME
NT
INCOME

116.                .083     .124     (.15   .143   (.410   (.087
NET                                  0)            )       )
REALIZED
AND
 UNREALIZ
ED GAIN
(LOSS)

117.                .414     .799     .528   .753   .060    .785
TOTAL
FROM
INVESTME
NT
 OPERATIO
NS

118.

119.LESS
DISTRIBU
TIONS

120.                (.354    (.65     (.63   (.60   (.540   (.605
FROM NET           )        9)       8)     3)     )       )
INVESTME
NT
 INCOME

121.                -        -        -      -      -       (.050
FROM NET                                                   )

 REALIZED
GAIN

122.                -        -        -      -      (.220   -
IN                                                 )
EXCESS
OF NET
 REALIZED
GAIN

123.                (.354    (.65     (.63   (.60   (.760   (.655
TOTAL              )        9)       8)     3)     )       )
DISTRIBU
TIONS

124.NET            $ 9.85   $ 9.7    $ 9.6  $ 9.7  $ 9.61  $ 10.3
ASSET              0        90       50     60     0       10
VALUE,
END
OF
PERIOD

125.TOTAL           4.30%    8.56     5.49   8.16   .57%    7.96%
RETURN B, C                 %        %      %

126.RATIOS AND
SUPPLEMENTAL DATA

127.NET            $ 777,   $ 704    $ 739  $ 817  $ 1,01  $ 1,52
ASSETS,            779      ,399     ,746   ,075   8,117   9,181
END OF
PERIOD
(000
OMITTED)

128.RATIO           .38% A   .54%     .63%   .65%   .65%    .65%
OF                 , F       F        F
EXPENSES
TO
AVERAGE
NET
ASSETS

129.RATIO           .38% A   .54%     .62%   .65%   .65%    .65%
OF                                    G
EXPENSES
TO
AVERAGE
NET
ASSETS
AFTER
EXPENSE
REDUCTIO
NS

130.RATIO           6.71%    6.96     6.89   7.18   7.37%   8.05%
OF NET              A       %        %      %
INVESTME
NT
INCOME
TO
AVERAGE
NET
ASSETS

131.PORTFO          205% A   105%     105%   210%   391%    324%
LIO
TURNOVER
RATE

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WTIHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Limited Maturity Government Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $493,460,540 and $413,152,089, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $4,981 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an
5. EXPENSE REDUCTIONS -
CONTINUED
annual rate of .38% of the fund's average net assets. For the period, the reimbursement reduced the expenses by $1,018,398.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $4,468 under these arrangements.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curt Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
International Bond Fund
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
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